UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment             [_];  Amendment Number: ______

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.
Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:


/s/ Terence M. Hogan          Westport, Connecticut          August 14, 2009
----------------------      -------------------------     ----------------------
     [Signature]                   [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:   $212,598
                                       (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name
1.   028-10545                Addison Clark Fund, L.P.
2.   028-10547                Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION     MNGRS  SOLE      SHRD NONE
--------------                --------------     -----      -------  -------   --- ----   ----------     -----  ----      ---- ----
BARRICK GOLD CORP                          COM   67901108   8,471      252,485 SH         Shared-Defined 1,2      252,485 0    0
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH  112585104  10,343      605,907 SH         Shared-Defined 1,2      605,907 0    0
CB RICHARD ELLIS GROUP INC                CL A  12497T101   4,727      504,970 SH         Shared-Defined 1,2      504,970 0    0
CBS CORP NEW                              CL B  124857202   1,928      278,677 SH         Shared-Defined 1,2      278,677 0    0
CENVEO INC                                 COM  15670S105   1,709      403,976 SH         Shared-Defined 1,2      403,976 0    0
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192     110      912,847 SH         Shared-Defined 1,2      912,847 0    0
CROWN CASTLE INTL CORP                     COM  228227104  16,981      706,958 SH         Shared-Defined 1,2      706,958 0    0
DISCOVERY COMMUNICATNS NEW           COM SER C  25470F302   8,916      434,274 SH         Shared-Defined 1,2      434,274 0    0
ENCANA CORP                                COM  292505104  11,241      227,237 SH         Shared-Defined 1,2      227,237 0    0
FULL HOUSE RESORTS INC                     COM  359678109   2,529    1,113,991 SH         Shared-Defined 1,2    1,113,991 0    0
GANNETT INC                                COM  364730101     511      143,000 SH         Shared-Defined 1,2      143,000 0    0
GREENLIGHT CAPITAL RE LTD              CLASS A  G4095J109   3,381      195,322 SH         Shared-Defined 1,2      195,322 0    0
HERCULES OFFSHORE INC                      COM  427093109     879      221,969 SH         Shared-Defined 1,2      221,969 0    0
ISLE OF CAPRI CASINOS INC                  COM  464592104   6,725      504,913 SH         Shared-Defined 1,2      504,913 0    0
LATTICE SEMICONDUCTOR CORP                 COM  518415104     249      132,485 SH         Shared-Defined 1,2      132,485 0    0
LIBERTY GLOBAL INC                   COM SER A  530555101  12,837      807,876 SH         Shared-Defined 1,2      807,876 0    0
LINCARE HLDGS INC                          COM  532791100   6,487      275,789 SH         Shared-Defined 1,2      275,789 0    0
NII HLDGS INC                         CL B NEW  62913F201   9,090      476,668 SH         Shared-Defined 1,2      476,668 0    0
ODYSSEY HEALTHCARE INC                     COM  67611V101   9,604      934,195 SH         Shared-Defined 1,2      934,195 0    0
PEOPLES UNITED FINANCIAL INC               COM  712704105   6,849      454,473 SH         Shared-Defined 1,2      454,473 0    0
RUDDICK CORP                               COM  781258108   4,733      201,988 SH         Shared-Defined 1,2      201,988 0    0
SAIC INC                                   COM  78390X101  14,910      803,775 SH         Shared-Defined 1,2      803,775 0    0
SANDRIDGE ENERGY INC                       COM  80007P307   3,906      458,446 SH         Shared-Defined 1,2      458,446 0    0
SLM CORP                                   COM  78442P106   9,231      898,847 SH         Shared-Defined 1,2      898,847 0    0
ULTRA PETROLEUM CORP                       COM  903914109  15,754      403,938 SH         Shared-Defined 1,2      403,938 0    0
UNITEDHEALTH GROUP INC                     COM  91324P102   5,790      231,789 SH         Shared-Defined 1,2      231,789 0    0
WELLCARE HEALTH PLANS INC                  COM  94946T106   4,571      247,237 SH         Shared-Defined 1,2      247,237 0    0
WELLPOINT INC                              COM  94973V107   5,648      110,994 SH         Shared-Defined 1,2      110,994 0    0
WILLIAMS COS INC DEL                       COM  969457100  18,918    1,211,928 SH         Shared-Defined 1,2    1,211,928 0    0
WOLVERINE WORLD WIDE INC                   COM  978097103   5,124      232,286 SH         Shared-Defined 1,2      232,286 0    0
ZALE CORP NEW                              COM  988858106     447      130,000 SH         Shared-Defined 1,2      130,000 0    0

SK 03669 0005 1019806